Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Classes of current inventories [abstract]
Finished products	$ 3,956	$ 3,691
Raw materials	3,074	4,092
Non-strategic spare parts	1,155	1,838
Inventories in transit	1,311	1,208
Packing materials	239	490
Other	316	45
Total	10,051	11,364		$ 512
Changes in inventories of finished goods and work in progress	21,457	21,412	$ 18,154
Raw materials and consumables used	75,078	80,318	62,534
Total	$ 96,535	$ 101,730	$ 80,688